Law Offices

Stradley Ronon Stevens & Young, LLP

191 North Wacker Drive, Suite 1601

Chicago, IL 60606

(312) 964-3500

Direct Dial - (312) 964-3505

March 14, 2017

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Waddell & Reed Advisors Funds (the “Fund”)

File No. 811-09435

Preliminary Proxy Materials

Ladies and Gentlemen:

Pursuant to the requirements of Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended (the “1934 Act”), and submitted electronically via the EDGAR system, please find enclosed a Schedule 14(a) Information facing sheet, preliminary notice of a meeting of shareholders, proxy statement, and form of proxy card to be furnished to the shareholders of the Fund in connection with a meeting of shareholders scheduled to be held on May 15, 2017.

Please direct questions or comments relating to this filing to me at the above-referenced telephone number.

Very truly yours, /s/ Mark Greer Mark Greer